Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 204,353	₽ 215,844	₽ 224,299
Property, plant and equipment, ending balance	197,875	204,353	215,844
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,798	3,254	2,992
Property, plant and equipment, ending balance	2,803	2,798	3,254
Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	41,754	42,688	42,667
Property, plant and equipment, ending balance	40,538	41,754	42,688
Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	41,429	45,712	47,820
Property, plant and equipment, ending balance	36,766	41,429	45,712
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	12,522	14,983	17,094
Property, plant and equipment, ending balance	13,093	12,522	14,983
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	89	303	320
Property, plant and equipment, ending balance	199	89	303
Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	19,552	25,904	102,521
Property, plant and equipment, ending balance	17,912	19,552	25,904
Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	11,999	11,530	10,885
Property, plant and equipment, ending balance	12,565	11,999	11,530
Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,210	71,470
Property, plant and equipment, ending balance	73,999	74,210	71,470
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	336,174	341,002	340,489
Additions	12,412	8,075	6,974
Change in rehabilitation provision	83	134	281
Transfers	0
Disposals	(4,228)	(11,143)	(6,540)
Exchange differences	362	(1,894)	(202)
Property, plant and equipment, ending balance	344,803	336,174	341,002
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,049	3,313	3,122
Additions	6
Change in rehabilitation provision	0
Transfers	0	1	59
Disposals	(12)	(75)	(10)
Exchange differences	52	(190)	142
Property, plant and equipment, ending balance	3,095	3,049	3,313
Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	77,659	78,265	73,577
Additions	363	504	417
Change in rehabilitation provision	141	346	49
Transfers	2,934	2,435	4,886
Disposals	(432)	(3,050)	(474)
Exchange differences	148	(841)	(190)
Property, plant and equipment, ending balance	80,813	77,659	78,265
Gross carrying amount [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	114,328	114,231	114,942
Additions	1,531	1,428	1,052
Change in rehabilitation provision	0
Transfers	3,360	2,610	1,607
Disposals	(1,713)	(3,266)	(3,196)
Exchange differences	132	(675)	(174)
Property, plant and equipment, ending balance	117,638	114,328	114,231
Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	29,291	30,399	30,902
Additions	3,124	549	508
Change in rehabilitation provision	0
Transfers	190	180	171
Disposals	(1,795)	(1,717)	(1,170)
Exchange differences	21	(120)	(12)
Property, plant and equipment, ending balance	30,831	29,291	30,399
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	822	1,236	1,299
Additions	45	25	29
Change in rehabilitation provision	0
Transfers	148	(209)	24
Disposals	(28)	(169)	(156)
Exchange differences	9	(61)	40
Property, plant and equipment, ending balance	996	822	1,236
Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	21,134	26,836	102,538
Additions	5,767	5,027	4,249
Change in rehabilitation provision	0
Transfers	(7,011)	(8,393)	(78,565)
Disposals	(245)	(2,330)	(1,378)
Exchange differences	0	(6)	(8)
Property, plant and equipment, ending balance	19,645	21,134	26,836
Gross carrying amount [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	15,100	14,918	14,109
Additions	1,576	542	719
Change in rehabilitation provision	(58)	(212)	232
Transfers	362	389	14
Disposals	(3)	(536)	(156)
Exchange differences	0	(1)
Property, plant and equipment, ending balance	16,977	15,100	14,918
Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,791	71,804
Additions	0
Change in rehabilitation provision	0
Transfers	17	2,987	71,804
Disposals	0
Exchange differences	0
Property, plant and equipment, ending balance	74,808	74,791	71,804
Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(131,821)	(125,158)	(116,190)
Depreciation charge	(13,836)	(14,577)	(13,988)
Disposals	3,790	8,350	4,332
Impairment	(4,891)	(1,700)	(16)
Exchange differences	(170)	1,264	704
Property, plant and equipment, ending balance	(146,928)	(131,821)	(125,158)
Depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(251)	(59)	(130)
Depreciation charge	0
Disposals	0		9
Impairment	(37)	(224)	67
Exchange differences	(4)	32	(5)
Property, plant and equipment, ending balance	(292)	(251)	(59)
Depreciation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(35,905)	(35,577)	(30,910)
Depreciation charge	(3,747)	(3,774)	(5,008)
Disposals	302	3,160	396
Impairment	(876)	(260)	(485)
Exchange differences	(49)	546	430
Property, plant and equipment, ending balance	(40,275)	(35,905)	(35,577)
Depreciation and impairment [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(72,899)	(68,519)	(67,122)
Depreciation charge	(7,315)	(7,760)	(5,627)
Disposals	1,611	3,045	2,619
Impairment	(2,174)	(215)	1,331
Exchange differences	(95)	550	280
Property, plant and equipment, ending balance	(80,872)	(72,899)	(68,519)
Depreciation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(16,769)	(15,416)	(13,808)
Depreciation charge	(2,222)	(2,613)	(2,745)
Disposals	1,720	1,272	1,092
Impairment	(454)	(98)	6
Exchange differences	(13)	86	39
Property, plant and equipment, ending balance	(17,738)	(16,769)	(15,416)
Depreciation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(733)	(933)	(979)
Depreciation charge	(72)	(50)	(56)
Disposals	22	198	146
Impairment	(5)		(4)
Exchange differences	(9)	52	(40)
Property, plant and equipment, ending balance	(797)	(733)	(933)
Depreciation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,582)	(932)	(17)
Depreciation charge	0
Disposals	127	238	16
Impairment	(278)	(887)	(931)
Exchange differences	0	(1)
Property, plant and equipment, ending balance	(1,733)	(1,582)	(932)
Depreciation and impairment [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(3,101)	(3,388)	(3,224)
Depreciation charge	(245)	(133)	(218)
Disposals	1	437	54
Impairment	(1,067)	(16)
Exchange differences	0	(1)
Property, plant and equipment, ending balance	(4,412)	(3,101)	(3,388)
Depreciation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(581)	(334)
Depreciation charge	(235)	(247)	(334)
Disposals	7
Impairment	0
Exchange differences	0
Property, plant and equipment, ending balance	₽ (809)	₽ (581)	₽ (334)